OTHER INCOME (Tables)	12 Months Ended
May 31, 2026
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME

Other income consisted of the following:

	For the year ended May 31,
	2026	2025	2024
Machinery rental income(1)	38,823	15,097	124,311
Government grant(2)	-	22,639	-
Interest income from bank deposits(3)	27	196	12
Scrap sales(4)	11,971	-	-
Others	-	-	112
Total	50,821	37,932	124,435

(1)	The Company leased its machinery to independent third parties for short-term period.
(2)	Government grant relates to funding granted by the Hong Kong Innovation and Technology Commission in supporting the Company to use technological services to enhance its productivity under the Technology Voucher Programme.
(3)	Interest income consists of interest earned on deposits placed with banks, recognized in accordance with effective interest method.
(4)	Scrap sales relates to sale of scrap iron on foundation works.